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                                                               April 1, 2001

 FUND PROFILE
T. ROWE PRICE
Maryland Tax-Free Funds

 A money market fund and short- and long-term bond funds seeking income that is exempt from federal and Maryland state and local income taxes.
TROWEPRICELOGO
This profile summarizes key information about the funds that is included in the funds' prospectus. The funds' prospectus includes additional information about the funds, including a more detailed description of the risks associated with investing in each fund that you may want to consider before you invest. You may obtain the prospectus and other information about the funds at no cost by calling 1-800-638-5660, or by visiting our Web site at www.troweprice.com.

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 What is each fund's objective?

   The Maryland Tax-Free Money Fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest level of income exempt from federal and Maryland state and local income taxes.

   The Maryland Short-Term Tax-Free Bond Fund seeks to provide the highest level of income exempt from federal and Maryland state and local income taxes consistent with modest fluctuation in principal value.

   The Maryland Tax-Free Bond Fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and Maryland state and local income taxes by investing primarily in investment-grade Maryland municipal bonds.


 What is each fund's principal investment strategy?

   The Maryland Tax-Free Money Fund will invest at least 65% of total assets in Maryland municipal securities. All securities held by the fund will mature in 397 days or less and the fund's weighted average maturity will not exceed 90 days. While the fund's yield will fluctuate with changes in interest rates, its share price is managed to remain stable at $1.00. The fund buys securities within the two highest money market categories as rated by established agencies or, if unrated, by T. Rowe Price. All securities purchased by the fund will present minimal credit risk in the opinion of T. Rowe Price.

   The Maryland Short-Term Tax-Free Bond Fund will invest at least 65% of its total assets in investment-grade Maryland municipal bonds. The portfolio's weighted average maturity will not exceed three years, but there is no maturity limit on individual securities.

   The Maryland Tax-Free Bond Fund will invest at least 65% of its total assets in investment-grade Maryland municipal bonds. Its weighted average maturity is expected to exceed 15 years.

   In selecting securities for the money fund, the fund manager may examine relationships among yields of various types and maturities of money market securities in the context of the outlook for interest rates. Similarly, investment decisions for the bond funds reflect the manager's outlook for interest rates and the economy as well as the prices and yields of various securities. This approach is designed to help the manager capture appreciation opportunities when rates are falling and reduce the impact of falling prices when rates are rising. For example, if we expect rates to fall, we may buy longer-term securities within each fund's maturity range to provide higher yield (and, in the case of the bond funds, greater appreciation potential). Conversely, shorter maturities may be favored if rates are expected to rise. In addition, if our economic outlook is positive, we may take advantage of the bond funds' 5% "baskets" for noninvestment-grade
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   bonds. From time to time, a fund may invest a significant portion of its assets in municipal bonds of certain sectors with special risks, such as hospital, electric utility, or private activity bonds. The funds may sell holdings for a variety of reasons, such as to adjust the portfolio's average maturity or quality or to shift assets into higher-yielding securities.

   Each bond fund will generally purchase investment-grade securities, which means their ratings are within the four highest credit categories (AAA, AA, A, BBB) as determined by a national rating organization or, if unrated, by T. Rowe Price. The bond funds may occasionally purchase below investment-grade securities (including those with the lowest or no rating) but no such purchase will be made if it would cause either fund's noninvestment-grade bonds to exceed 5% of its net assets.

   Each fund sometimes invests in obligations of the Commonwealth of Puerto Rico and its public corporations (as well as the U.S. territories of Guam and the Virgin Islands) that are exempt from federal and Maryland state and local income taxes. The funds will generally purchase these securities when they offer a comparably attractive combination of risk and return.

   Due to seasonal variations or shortages in the supply of suitable Maryland securities, each fund may invest in municipals whose interest is exempt from federal but not Maryland income taxes. Every effort will be made to minimize such investments, but they could compose up to 10% of each fund's annual income.

   While most assets will be invested in municipal securities, other securities may also be purchased, including derivatives such as futures and municipal warrants, in keeping with fund objectives.

   Further information about each fund's investments, including a review of market conditions and fund strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of these documents, call 1-800-638-5660.

  . Income from Maryland municipal securities is exempt from federal and Maryland state and local income taxes.


 What are the main risks of investing in the funds?

   Any of the following could cause a decline in your fund's price or income.

  . Interest rate risk This risk refers to the decline in bond prices that accompanies a rise in the overall level of interest rates. (Bond prices and interest rates move in opposite directions.) Generally, the longer the maturity of a fund or security, the greater its interest rate risk. This risk is minimal for the money fund.
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   While a rise in rates is the principal source of interest rate risk for bond funds, falling rates bring the possibility that a bond may be "called," or redeemed before maturity, and that the proceeds may be reinvested in lower-yielding securities.

  . Credit risk This is the chance that any of a fund's holdings will have its credit rating downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the fund's income level and share price. This risk is reduced for the money fund because of the high-rated securities in its portfolio.

   As of December 31, 2000, the state of Maryland was rated AAA by Moody's, Standard & Poor's, and Fitch.

   Each fund may invest a significant portion of assets in securities that are not general obligations of the state. These may be issued by local governments or public authorities and are rated according to their particular creditworthiness, which may vary significantly from the state's general obligations.

   While generally considered to be of medium quality, securities in the BBB category may be more susceptible to adverse economic or investing conditions, and some BBB securities have speculative characteristics. We may retain a security whose credit quality is downgraded after purchase.

  . Significant political and economic developments within a state may have direct and indirect repercussions on virtually all municipal bonds issued in the state.

  . Nondiversified risk Because they are nondiversified, each fund can invest more of its assets in a smaller number of issuers than diversified funds. This could result in greater potential losses than funds investing in a broader variety of issues.

  . Geographical risk A fund investing within a single state is, by definition, less diversified geographically than one investing across many states and therefore has greater exposure to adverse economic and political changes within that state.

  . Political risk This is the chance that a significant restructuring of federal income tax rates, or even serious discussion on the topic in Congress, could cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors. Broadly lower income tax rates could reduce the advantage of owning municipals.

  . Other risks Bonds of certain sectors have special risks. For example, the health care industry can be affected by federal or state legislation, electric utilities are subject to governmental regulation, and private activity bonds are not government backed.
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   Fund investments in the Commonwealth of Puerto Rico and its public corporations (as well as the U.S. territories of Guam and the Virgin Islands) require careful assessment of certain risk factors, including reliance on substantial federal assistance and favorable tax programs that have recently become subject to phaseout by Congress.

  . Derivatives risk (bond funds) To the extent each fund uses these instruments, it may be exposed to additional volatility and potential losses.

  . Risks of the money fund An investment in the money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. For example, a sharp and unexpected rise in interest rates in an unusually short period of time or the default of a portfolio security could cause the fund's NAV to fall below $1.00.

   As with any mutual fund, there can be no guarantee the funds will achieve their objectives.

  . The income level of the funds will fluctuate with changing market conditions and interest rate levels. The bond funds' share prices will also fluctuate; when you sell your shares, you may lose money.


 How can I tell which fund is most appropriate for me?

   Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. The funds can be used to generate income or to diversify a stock portfolio. The higher your tax bracket, the more likely tax-exempt securities are appropriate. If you will need your principal in a relatively short time, or want to minimize share price volatility, the Short-Term Tax-Free Bond Fund may be a good choice. However, if you are investing for higher tax-free income and can tolerate more share price volatility, you should consider the longer-term bond fund. If you are investing for tax-free income with principal stability and liquidity, you should consider the money market fund.

   These funds are inappropriate for tax-deferred accounts, such as IRAs.

  . The fund or funds you select should not represent your complete investment program or be used for short-term trading purposes.


 How has each fund performed in the past?

   The bar charts showing calendar year returns and the average annual total return table indicate risk by illustrating how much returns can differ from one year to the next and over time for the Short-Term Tax-Free Bond and Tax-Free Bond Funds. Because the Tax-Free Money Fund commenced operations in 2001,
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   there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one calendar year. Fund past performance is no guarantee of future returns.

   The funds can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted in the charts.

 LOGO                         LOGO





                             Calendar Year Total Returns
      Fund        "91"   "92"   "93"   "94"   "95"   "96"   "97"   "98"   "99"   "00"
 -------------------------------------------------------------------------------------------
  Short-Term
  Tax-Free Bond     --    --      --   0.65   7.58  3.44   4.18   4.73    1.52   5.55
  Tax-Free Bond  11.21  8.55   12.70  -5.02  16.45  3.78   8.65   6.16   -3.15  11.41
 -------------------------------------------------------------------------------------------



 Short-Term Tax-Free Bond Fund Quarter ended Total return

 Best quarter   3/31/95   2.47%

 Worst quarter  3/31/94   -0.79%



 Tax-Free Bond Fund       Quarter ended Total return

 Best quarter   3/31/95   6.43%

 Worst quarter  3/31/94   -5.19%



 The Short-Term Tax-Free Bond Fund's return for the 3 months ended 3/31/00 was
   0.96%.

 The Tax-Free Bond Fund's return for the 3 months ended 3/31/00 was 2.91%.

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
 Table 1  Average Annual Total Returns
                               Periods ended 03/31/2001
                                          Shorter of 10 years
                         1 year  5 years   or since inception    Inception date
 ------------------------
  Short-Term Tax-Free
  Bond Fund               6.77%   4.23%          4.28%              1/29/93
  Lehman Brothers
  Municipal Bond Index
  3-Year State General
  Obligation              7.93    4.99           4.95
  Lipper Short
  Municipal Debt Funds
  Average                 6.00    4.23           4.11

  Tax-Free Bond Fund     10.56    6.05           6.89               3/31/87
  Lehman Brothers
  Municipal Bond Index   10.92    6.56           7.32
  Lipper Maryland
  Municipal Debt Funds    9.53    5.37           6.36
  Average
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



 These figures include changes in principal value, reinvested dividends, and capital gain distributions, if any. Lehman indices do not reflect the deduction of any fees or expenses.


 What fees or expenses will I pay?

   The funds are 100% no load. There are no fees or charges to buy or sell fund shares, reinvest dividends, or exchange into other T. Rowe Price funds. There are no 12b-1 fees.


 Table 2  Fees and Expenses of the Funds *
                                                              Annual fund operating expenses
                                                      (expenses that are deducted from fund assets)
                                          Management   Other    Total annual fund   Fee waiver/expense    Net
  Fund                                       fee      expenses  operating expenses    reimbursement     expenses
 -----------------------------------------------------------------------------------                    ---------------
  Tax-Free Money/a/                         0.42%      0.87%/b/       1.29%               -0.74%         0.55%
                                          ------------------------------------------------------------------------
  Short-Term                                0.42       0.18           0.60                   --          0.60
  Tax-Free Bond/a/
                                          ------------------------------------------------------------------------
  Tax-Free Bond                             0.42       0.09           0.51                   --          0.51
 ----------------------------------------------------------------------------------------------------------------------


 /a To limit the funds' expenses, T. Rowe Price contractually obligated itself to waive any fees and bear any / /expenses through February 28, 2003, to the extent such fees or expenses would cause the funds' ratios of / /expenses to average net assets to exceed 0.55% (Tax-Free Money) or 0.60% (Short-Term Tax-Free Bond). Fees / /waived or expenses paid or assumed under this agreement are subject to reimbursement to T. Rowe Price / /whenever the funds' expense ratios are below the applicable limit; however, no reimbursement will be made / /after February 28, 2005, or if it would result in the expense ratio exceeding the applicable limit. Any amounts / /reimbursed have the effect of increasing fees otherwise paid by the fund. The Short-Term Tax-Free Bond Fund / /operated under previous expense limitations for which T. Rowe Price may be reimbursed./

 /b Other expenses are estimated./

 /* //Redemption proceeds of less than $5,000 sent by wire are subject to a $5 fee paid to the fund. Accounts with / /less than a $2,000 balance (with certain exceptions) are subject to a $10 fee. See Transaction Procedures and
   / /Special Requirements - Small Account Fee./
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   Example. The following table gives you a rough idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in these funds with that of other mutual funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, the expense limitation currently in place is not renewed (if applicable), you invest $10,000, earn a 5% annual return, and hold the investment for the following periods and then redeem:

     Fund                      1 year   3 years   5 years   10 years
    -----------------------------------------------------------------------

     Tax-Free Money              $56     $236*        --        --
                               ---------------------------------------
     Short-Term Tax-Free Bond     61       192      $335      $750
                               ---------------------------------------
     Tax-Free Bond                52       164       285       640
    -----------------------------------------------------------------------


   * Does not include 0.20% organizational costs incurred in the first year.

 Who manages the funds?

   The funds are managed by T. Rowe Price Associates, Inc. Founded in 1937, T. Rowe Price and its affiliates manage investments for individual and institutional accounts. The company offers a comprehensive array of stock, bond, and money market funds directly to the investing public.

  . Maryland Tax-Free Money Fund Joseph K. Lynagh manages the fund day to day and has been chairman of its Investment Advisory Committee since its inception. He joined T. Rowe Price in 1991 and has worked as a municipal bond trader since 1994.

  . Maryland Short-Term Tax-Free Bond Fund Charles B. Hill manages the fund day to day and has been chairman of its Investment Advisory Committee since 1996. He joined T. Rowe Price in 1991 and has been managing investments since 1986.

  . Maryland Tax-Free Bond Fund Hugh D. McGuirk manages the fund day to day and has been chairman of its Investment Advisory Committee since 2000. He has been involved in the municipal bond management process at T. Rowe Price since 1993.


 How can I purchase shares?

   Fill out the New Account Form and return it with your check in the postpaid envelope. The minimum initial purchase is $2,500 ($1,000 for gifts or transfers to minors). The minimum subsequent investment is $100 ($50 for gifts or transfers to minors or Automatic Asset Builder). You can also open an account by bank wire, by exchanging from another T. Rowe Price fund, or by transferring assets from another financial institution.
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 How can I sell shares?

   You may redeem or sell any portion of your account on any business day. Simply write to us or call. You can also access your account at any time via Tele*Access /(R)/ or our Web site. We offer convenient exchange among our entire family of domestic and international funds. Restrictions may apply in special circumstances, and some redemption requests need a signature guarantee.


 When will I receive income and capital gain distributions?

   Each fund distributes income monthly and capital gains, if any, at year-end. Normally there are no capital gain distributions for money market funds. Although most income will not be subject to federal income tax, short-term gains are taxable at ordinary income rates and long-term gains are taxable at the current capital gains rate. Income from certain "private activity" bonds may be taxable for those investors subject to the alternative minimum tax
   (AMT). Distributions are reinvested automatically in additional shares unless you choose another option, such as receiving a check.


 What services are available?

   A wide range, including but not limited to:

  . retirement plans for individuals and large and small businesses;

  . automated information and transaction services by telephone or computer;

  . electronic transfers between fund and bank accounts;

  . automatic investing and automatic exchange;

  . brokerage services; and

  . asset manager accounts.


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FUND PROFILE
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T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, MD 21202
www.troweprice.com
LOGO
                                                                     RPS C12-035
 T. Rowe Price Investment Services, Inc., Distributor